Cover	Jun. 25, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 25, 2024
Entity File Number	001-39500
Entity Registrant Name	Creatd, Inc.
Entity Central Index Key	0001357671
Entity Tax Identification Number	87-0645394
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1111B S Governors Ave
Entity Address, Address Line Two	STE 20721
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19904
City Area Code	(646)
Local Phone Number	859-5747
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false